Related Party Transactions (Details) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] EUR (€)	Dec. 31, 2012 Fresenius SE [Member] Cash Pooling Agreement [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] Cash Pooling Agreement [Member] EUR (€)	Dec. 31, 2012 Fresenius SE [Member] Taxes Payable [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] Taxes Payable [Member] EUR (€)	Dec. 31, 2012 General Partner [Member] USD ($)	Dec. 31, 2012 General Partner [Member] EUR (€)	Dec. 31, 2011 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)
Related Party Transactions [Line Items]
Amount of transaction			$ 181,900	$ 86,547	$ 17,900	$ 10,000									$ 21,076
Due to related parties	$ 123,350	$ 111,226					$ 150,889	€ 104,400	$ 35,554	€ 24,600	$ 8,306	€ 5,747	$ 2,168	€ 1,500
Interest rate			2.683%	1.879%	1.832%	0.968%	0.245%	0.245%	1.942%	1.942%	6.00%	6.00%	1.335%	1.335%
Date of repayment							Jul. 31, 2011	Jul. 31, 2011	Jan. 03, 2011	Jan. 03, 2011			Aug. 19, 2011	Aug. 19, 2011